INCOME TAXES - Income tax reconciliation (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
INCOME TAXES
Loss before income taxes	$ (55,583)	$ (47,314)
Tax recovery computed at applicable statutory tax rate	26.50%	26.50%
Tax expense at combined statutory rate	$ (14,729)	$ (12,538)
Increase (decrease) in income taxes resulting from:
Temporary difference not recorded	13,988	10,018
Share-based payments	811	2,307
Non-deductible expenses	(339)	325
Mining royalties	400	400
Non-taxable mining duties	258	(108)
Other	12	(4)
Income tax	400	400
Composition of deferred income taxes in the income statement:
Taxes payable	400	400
Income tax	$ 400	$ 400
FEDERAL
INCOME TAXES
Tax recovery computed at applicable statutory tax rate	26.50%
PROVINCIAL
INCOME TAXES
Tax recovery computed at applicable statutory tax rate		26.50%